Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Regulatory Assets [Line Items]
Total regulatory assets	$ 4,622	$ 4,631
Less: Current portion	(757)	(823)
Long-term regulatory assets	3,865	3,808
Regulatory Liabilities [Line Items]
Total regulatory liabilities	4,224	4,291
Less: Current portion	(502)	(595)
Long-term regulatory liabilities	3,722	3,696
Future cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,779	1,728
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,319	1,329
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	434	459
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	196	208
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	148	155
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	85	88
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	43	61
Alberta Electric System Operator charges deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	34	58
Other Regulatory Liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	186	205
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	2,280	2,248
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	623	591
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	427	453
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	231	235
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	144	142
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	122	133
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	119	175
Regulatory Liabilities [Line Items]
Total regulatory liabilities	49	41
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	80	82
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	57	66
Renewable natural gas account
Regulatory Assets [Line Items]
Total regulatory assets	47	58
Other Regulatory Liabilities
Regulatory Assets [Line Items]
Total regulatory assets	$ 492	$ 448